Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, shares authorized		32,294,000
Preferred stock, shares outstanding		30,369,000
Preferred stock, liquidation preference, value		$ 74,496,000
Common stock, shares outstanding	37,075,000	100,193,000
Convertible Preferred Stock
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized	0	32,294,000
Preferred stock, shares issued	0	30,369,000
Preferred stock, shares outstanding	0	30,369,000
Preferred stock, liquidation preference, value	$ 0	$ 74,496,000
Class A common stock
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000,000	0
Common stock, shares issued	9,201,000	0
Common stock, shares outstanding	9,201,000	0
Class B common stock
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	250,000,000	65,000,000
Common stock, shares issued	53,043,000	22,694,000
Common stock, shares outstanding	53,043,000	22,694,000